Reverse Stock Split (Details)	1 Months Ended
Dec. 17, 2019
Reverse Stock Split Disclosure [Line Items]
Reverse stock split	The Company effected a 1 for 40 reverse stock split.
Subsequent Event [Member]
Reverse Stock Split Disclosure [Line Items]
Reverse stock split	The Company effected a 1 for 40 reverse stock split.
Reverse stock split, conversion ratio	0.025